Equity - Additional Information (Detail) $ in Millions, $ in Millions		3 Months Ended
	Feb. 25, 2020 shares	Jan. 31, 2020 CAD ($)	Jan. 31, 2020 USD ($)
Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value		$ 658	$ 500
Interest Rate		4.80%
Normal course issuer bid [member] | Top of range [member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Purchase of common shares for cancellation	12,000,000